Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Identifiable Assets Acquired and Liabilities Assumed at Fair Value as of Acquisition Date
The preliminary fair values of the identifiable assets and liabilities assumed as at the acquisition date was:

Verno Group Holdings Limited as at September 1, 2022 € '000s
Assets
Property, plant and equipment	1,491
Customer databases	12,831
Brands	1,576
Marketing and data analytics know-how	10,579
Acquired technology	1,163
Right-of-use assets	521
Regulatory deposits	1,000
Trade and other receivables	3,118
Cash and cash equivalents	8,385
40,664
Liabilities
Lease liabilities	(671)
Interest-bearing loans and borrowings	(23,445)
Trade and other payables	(12,309)
Customer liabilities	(2,457)
(38,882)

Net identifiable assets acquired	1,782
Non-Controlling interest	(17,127)
Goodwill	37,869
Purchase consideration	22,524

4	Business Combinations (continued)
The fair values of the identifiable assets and liabilities assumed of these companies as at the dates of acquisition were:

		Raging River Trading Proprietary Limited as at January 11, 2021 € ‘000s	Webhost Limited as at April 9, 2021 € ‘000s	Partner Media Limited as at April 9, 2021 € ‘000s	Buffalo Partners Limited as at April 9, 2021 € ‘000s	Digiproc Consolidated Limited as at April 14, 2021 € ‘000s	Digiprocessing (Mauritius) Limited as at April 16, 2021 € ‘000s	Raichu Investments Proprietary Limited as at April 19, 2021 € ‘000s	Smart Business Solution S.A. as at September 2, 2021 € ‘000s	The Spike.GG as at October 15, 2021 € ‘000s	Red Interactive Limited as at December 1, 2021 € ‘000s	Haber Investments Limited As at December 1, 2021 € ‘000s	Total € ‘000s
Assets	Note
Property, plant and equipment	13	89	1,066	—	—	82	1	1,355	—	—	243	4,884	7,720
Customer databases	11	11,062	—	—	—	—	—	—	—	—	—	131	11,193
Marketing and data analytics know-how	11	18,165	—	—	—	—	—	—	—	—	—	—	18,165
Licenses	11	242	—	—	—	—	—	—	—	—	—	—	242
Acquired technology	11	—	—	—	—	623	—	—	—	—	17	—	640
Loans receivable		—	—	21	—	6,206	—	—	—	—	118	—	6,345
Right-of-use assets	20	36	—	—	—	—	—	2,150	—	—	1,251	3,411	6,848
Deferred tax assets		20	—	—	—	—	—	33	—	—	—	—	53
Trade and other receivables		3,949	1,501	469	10,912	2,636	20	5,099	1	—	2,273	16,163	43,023
Restricted cash		72	—	—	—	—	—	—	—	—	—	—	72
Cash and cash equivalents		10,301	1,038	732	4,887	5,916	30	1,162	—	—	3,353	13,759	41,178
		43,936	3,605	1,222	15,799	15,463	51	9,799	1	—	7,255	38,348	135,479
Liabilities
Lease liabilities	20	(39)	—	—	—	—	—	(2,174)	—	—	(1,362)	(5,027)	(8,602)
Interest-bearing loans and borrowings		—	(1,404)	—	—	(5,985)	—	(1,987)	(69)	—	—	(1,296)	(10,741)
Trade and other payables		(5,371)	(496)	(175)	(13,070)	(3,437)	(1)	(1,063)	—	(36)	(1,405)	(14,375)	(39,429)
Customer liabilities		(1,999)	—	—	—	—	—	—	—	—	—	—	(1,999)
Deferred tax liabilities		(8,354)	—	—	—	(6)	—	(1,251)	—	—	(5)	(109)	(9,725)
Income tax payables		(913)	—	—	—	(34)	—	(269)	—	—	(451)	(482)	(2,149)
		(16,676)	(1,900)	(175)	(13,070)	(9,462)	(1)	(6,744)	(69)	(36)	(3,223)	(21,289)	(72,645)
Total identifiable net assets at fair value		27,260	1,705	1,047	2,729	6,001	50	3,055	(68)	(36)	4,032	17,059	62,834
Goodwill	11	—	1,195	—	—	3,199	—	1,323	76	278	—	—	6,071
Bargain purchase arising on acquisition		(10,047)	—	(347)	(214)	—	(50)	—	—	—	(1,832)	(3,859)	(16,349)
Purchase consideration		17,213	2,900	700	2,515	9,200	—	4,378	8	242	2,200	13,200	52,556
The preliminary fair values of the identifiable assets and liabilities assumed as at the acquisition date were:

Digital Gaming Corporation € '000s
Assets
Property, plant and equipment	4,113
Deferred tax asset	1,195
Trade and other receivables	11,574
Cash and cash equivalents	7,668
24,550
Liabilities
Interest-bearing loans and borrowings	(120,989)
Income tax payable	(6,337)
Trade and other payables	(23,472)
Customer liabilities	(2,577)
Deferred tax liabilities	(950)
(154,325)

Net identifiable liabilities assumed	(129,775)
Goodwill and other intangible assets	141,477
Purchase consideration	11,702
The acquisition accounting for the above acquisition remains provisional for one year from the acquisition date and may change if new information is obtained relating to the conditions that existed at the acquisition date.

	Cash paid € '000s	Net cash acquired with the subsidiaries € '000s	Net cash flow on acquisition € '000s
Digital Gaming Corporation	(11,702)	7,668	(4,034)

Summary of Revenue and Profit Before Tax Contribution from Acquired Entities
From the date of acquisition, the acquired entity contributed the following to revenue and profit before tax of the Group:

€ ‘000s
Revenue	29,927
Profit before taxation	1,946
From the date of acquisition, the acquired entities contributed the following to revenue and profit before tax of the Group:

For the period from the acquisition dates through December 31, 2021
€ ‘000s
Revenue	113,007
Profit before taxation	47,046

Summary of Revenue and Profit Before Tax of Combined Entities
Had the acquired entity been acquired at the beginning of the reporting period, the revenue and profit before tax of the Group would have been as follows:

€ ‘000s
Revenue	1,338,784
Profit before taxation	222,394
Had the acquired entities been acquired at the beginning of the year ended December 31, 2021, the revenue and profit before tax of the Group would have been as follows:

€ ‘000s
Revenue	1,322,854
Profit before taxation	238,507

Summary of Major Class of Consideration Transferred at Fair Value as of Acquisition Date
The following table summarizes the acquisition date preliminary fair value of each major class of consideration transferred:

€ ‘000s
Cash	1,103
Fair value of option	21,421
Total consideration transferred	22,524
The following table summarizes the acquisition date fair value of each major class of consideration transferred:

	Shares issued at fair value € ‘000s	Dividends paid to previous shareholders € ‘000s	Liabilities assumed € ‘000s	Deferred consideration € ‘000s	Cash paid € ‘000s	Purchase consideration transferred € ‘000s
Raging River Trading Proprietary Limited	13,149	1,961	—	—	2,103	17,213
Webhost Limited	—	—	—	—	2,900	2,900
Partner Media Limited	—	—	—	—	700	700
Buffalo Partners Limited	—	—	—	—	2,515	2,515
Digiproc Consolidated Limited	—	—	—	—	9,200	9,200
Digiprocessing (Mauritius) Limited	—	—	—	—	—	—
Raichu Investments Proprietary Limited	—	—	2,881	—	1,497	4,378
Smart Business Solutions S.A.	—	—	—	—	8	8
TheSpike.GG	—	—	—	—	242	242
Red Interactive Limited	—	—	—	—	2,200	2,200
Haber Investments Limited [1]	—	—	—	13,200	—	13,200
	13,149	1,961	2,881	13,200	21,365	52,556
[1] The deferred consideration for the acquisition of Haber Investments Limited was settled in 2022.

Summary of Cash Flow on Acquisition
The following table summarizes the net cash flows on acquisition:

	Cash paid € '000s	Net cash acquired with the subsidiaries € '000s	Net cash flow on acquisition € '000s
Verno Holdings Limited	(1,103)	8,385	7,282
The following table summarizes the net cash flow on acquisition:

	Cash paid € ‘000s	Net cash acquired with the subsidiaries € ‘000s	Net cash flow on acquisition € ‘000s
Raging River Trading Proprietary Limited	(2,103)	10,301	8,198
Webhost Limited	(2,900)	1,038	(1,862)
Partner Media Limited	(700)	732	32
Buffalo Partners Limited	(2,515)	4,887	2,372
Digiproc Consolidated Limited	(9,200)	5,916	(3,284)
Digiprocessing (Mauritius) Limited	—	30	30
Raichu Investments Proprietary Limited	(1,497)	1,162	(335)
Red Interactive Limited	(2,200)	3,353	1,153
Haber Investments Limited	—	13,759	13,759
Smart Business Solutions S.A.	(8)	—	(8)
TheSpike.GG	(242)	—	(242)
	(21,365)	41,178	19,813